SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

Private Placements

On July 2, 2014, the Company issued 26,578,854 Units, with each Unit comprised of one share of Common Stock (the “Unit Shares”) and a 30 month warrant (the “Warrant”) to purchase 0.4 of a share of Common Stock (the “Warrant Shares”) at an exercise price of $0.45, for a total of 26,578,854 shares of Common Stock and Warrants to acquire an additional 10,631,522 shares of Common Stock, all pursuant to subscription agreements (each, a “Subscription Agreement”) and a unit purchase agreement (the “Unit Purchase Agreement”) entered into with accredited investors.  The gross proceeds totaled approximately $9.0 million and net proceeds of approximately $8.2 million after commissions and expenses. The Warrants sold as part of the Units are exercisable immediately at an exercise price of $0.45 per share of Common Stock, subject to adjustment in the event of stock dividends, recapitalizations or certain other transactions.  The Warrants will expire on January 2, 2017. Certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $700,000 and expenses of approximately $120,000 and were issued 30 month warrants to purchase an aggregate of 1,884,139 shares of Common Stock at an exercise price of $0.34.

On July 14, 2014, the Company issued 2,461,760 Units, with each Unit comprised of one share of Common Stock and a 30 month warrant to purchase 0.4 of a share of Common Stock at an exercise price of $0.45, for a total of 2,461,760 shares of Common Stock and Warrants to acquire an additional 984,700 shares of Common Stock, all pursuant to subscription agreements and a unit purchase agreement entered into with accredited investors.  The gross proceeds totaled approximately $0.8 million and the net proceeds totaled approximately $0.7 million after commissions and expenses. In connection with this private placement, certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $84,000 and expenses of approximately $16,000 and were issued 30 month warrants to purchase an aggregate of 241,252 shares of Common Stock at an exercise price of $0.34.

On July 30, 2014, the Company issued 6,813,645 Units, with each Unit comprised of one share of Common Stock and a 30 month warrant to purchase 0.4 of a share of Common Stock at an exercise price of $0.45, for a total of 6,813,645 shares of Common Stock and Warrants to acquire an additional 2,725,454 shares of Common Stock, all pursuant to subscription agreements and a unit purchase agreement entered into with accredited investors.  The gross proceeds totaled approximately $2.3 million and the net proceeds totaled approximately $2.2 million after commissions and expenses. In connection with this private placement, certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $100,000 and expenses of approximately $18,000 and were issued 30 month warrants to purchase an aggregate of 342,855 shares of Common Stock at an exercise price of $0.34.

Conversion of Series E shares

During July 2014 certain holders of the Company’s Series E Stock converted 181 shares into 543,000 shares of common stock of the Company in accordance with the Series E Stock certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E Stock which was equivalent to a conversion price of $0.33 per share of common stock.

NOTE 16 — SUBSEQUENT EVENTS

During February and March 2014 certain holders of the Company’s Series E Convertible Preferred Stock converted 1,473 shares into 4,419,000 shares of common stock of the Company in accordance with the Series E certificate of designation. The conversion rate applied to these exchanges was 3,000 shares of common stock for each share of Series E which was equivalent to a conversion price of $0.33 per share of common stock.